Fees Summary	Apr. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,538,000
Previously Paid Amount	0.00
Total Fee Amount	235.47
Total Offset Amount	0.00
Net Fee	235.47
Narrative - Max Aggregate Offering Price	$ 1,538,000
Final Prospectus	true